Business and Geographic Segment Information - Additional Information (Detail) (Sales Revenue, Net [Member], Customer Concentration Risk [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	4.00%	4.00%	4.00%
Largest customers accounted revenue in percentage	25.00%	25.00%	27.00%